Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest and Fee Income
Loans, including fees	$ 9,179,752	$ 9,294,256
Debt securities
Taxable	410,510	287,066
Tax-exempt	1,298,051	1,356,056
Mortgage-backed securities	484,264	542,453
Other	62,407	35,033
Total interest income	11,434,984	11,514,864
Interest Expense
Deposits	1,025,232	1,101,262
Short-term borrowings	19,064	7,130
Federal Home Loan Bank advances	4,030	18,981
Total interest expense	1,048,326	1,127,373
Net Interest Income	10,386,658	10,387,491
Provision for Loan Losses	120,000	140,000
Net Interest Income After Provision for Loan Losses	10,266,658	10,247,491
Noninterest Income
Fiduciary activities	328,917	289,153
Commission income	1,223,860	1,414,840
Service charges on deposit accounts	747,942	680,022
Mortgage banking operations, net	259,008	180,872
Net realized gains on sales of available-for-sale securities	399,599	320,585
Loan servicing fees	333,441	344,019
Increase in cash surrender value of life insurance	172,504	175,428
ATM and bank card interchange income	674,065	628,882
Other	122,109	153,089
Total noninterest income	4,261,445	4,186,890
Noninterest Expense
Salaries and employee benefits	6,763,951	6,724,334
Occupancy and equipment	1,047,048	996,460
Data processing and telecommunications	588,053	609,835
Professional	193,937	191,969
Marketing	156,826	116,568
Postage and office supplies	228,445	229,438
Deposit insurance premium	122,246	149,366
ATM and bank card expense	384,602	408,148
Other	907,428	915,115
Total noninterest expense	10,392,536	10,341,233
Income Before Income Taxes	4,135,567	4,093,148
Provision for Income Taxes	1,087,658	1,067,025
Net Income	$ 3,047,909	$ 3,026,123
Basic Earnings Per Share (in dollars per share)	$ 1.72	$ 1.71
Diluted Earnings Per Share (in dollars per share)	1.70	1.70
Cash Dividends Per Share (in dollars per share)	$ 0.40	$ 1.32